SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Jun. 26, 2019
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for income taxes and interest is as follows:

	Fiscal Years Ended
	June 26, 2019	June 27, 2018	June 28, 2017
Income taxes, net of refunds(1)	$106.2	$56.0	$89.0
Interest, net of amounts capitalized	55.5	53.1	39.8

(1)
Income taxes, net of refunds for the fiscal year ended June 26, 2019 included payments made for income tax liabilities resulting from the sale leaseback transactions completed in fiscal 2019. Refer to Note 3 - Sale Leaseback Transactions and Note 8 - Income Taxes for further details.

Non-cash investing and financing activities are as follows:

	Fiscal Years Ended
	June 26, 2019	June 27, 2018	June 28, 2017
Retirement of fully depreciated assets	$28.9	$32.9	$21.2
Dividends declared but not paid	15.6	17.0	17.3
Accrued capital expenditures	9.3	11.3	12.7
Capital lease additions	15.1	7.9	11.7